OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Jun. 30, 2017
Other Receivables [Abstract]
Schedule Of Other Receivables [Table Text Block]
Other receivables, net consisted of the following:

Third Party	June 30, 2016	June 30, 2017	June 30, 2017
Current Portion	RMB	RMB	U.S. Dollars
Due from ENI (A)	¥2,729,033	¥-	$-
Loans to third parties (B)	14,168,344	1,115,720	164,623
Business advances to officers and staffs (C)	4,952,114	2,999,761	442,611
Deposits for projects	893,669	1,189,329	175,484
Others	534,759	307,119	45,316
Allowance for doubtful accounts	(1,277,807)	(1,505,419)	(222,123)
Total	¥22,000,112	¥4,106,510	$605,911

(A)
The remaining part of this loan was repaid over four years with quarterly installments of ¥699,147, which is due by June 30, 2017. As of June 30, 2017, the Company has received full payments under the agreement.

(B)	Loans to third-parties are mainly used for short-term funding to support the Company’s external business partners. These loans are due on demand bearing no interest.

(C)
Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

Allowance For Doubtful Accounts In Other Receivables [Table Text Block]
Movement of allowance for doubtful accounts is as follows:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Beginning balance	¥822,233	¥1,277,807	$188,539
Charge to expense	455,574	247,612	36,535
Less: write-off	-	(20,000)	(2,951)
Ending balance	¥1,277,807	¥1,505,419	$222,123